Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Segment Reporting [Abstract]
Summary of Loans and Deposits by Business Line
The following is relevant information on loans and deposits by business line as of December 31, 2024 and 2023:

Group (banking activity) (1)	December 31, 2024	December 31, 2023
Financial assets at amortized cost - Loans and advances	7,538,571,532	4,301,897,429
Corporate banking (2)	1,264,836,404	300,239,149
Small and medium companies (3)	2,795,879,036	1,920,408,332
Retail	3,477,856,092	2,081,249,948
Other assets	7,181,322,311	9,003,642,825
TOTAL ASSETS	14,719,893,843	13,305,540,254
Financial liabilities at amortized cost – Deposits	9,929,679,125	7,925,054,235
Corporate banking (2) (3)	3,343,946,819	2,152,838,641
Small and medium companies (2) (3)	1,541,266,946	1,354,975,087
Retail	5,044,465,360	4,417,240,507
Other liabilities	2,174,387,481	2,299,629,267
TOTAL LIABILITIES	12,104,066,606	10,224,683,502
(1)It includes BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión, Consolidar A.F.J.P. (undergoing liquidation proceedings), PSA Finance Argentina Cía. Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A.
(2)It includes the Financial Sector.
(3)It includes Government Sector.